Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Receivables

	December 31, 2025	December 31, 2024
Trade accounts receivable, gross	$23,711	$29,475
Allowance for doubtful accounts	(2,946)	(5,292)
Trade accounts receivable, net	20,765	24,183
Other receivables	3,437	4,654
Contract assets	—	3,146
	$24,202	$31,983

Schedule of Contract Assets

Contract assets	December 31, 2025	December 31, 2024
At January 1, 2025	$3,146	$13,269
Additions to contract assets	—	1,375
Invoiced during the year	(3,146)	(2,320)
Impaired during the year	—	(9,178)
At December 31, 2025	$—	$3,146
Deferred revenue (i.e. contract liabilities) represents cash received from customers in excess of revenue recognized on uncompleted contracts.

Deferred revenue	December 31, 2025	December 31, 2024
Beginning Balance	$11,632	$4,588
Additions to deferred revenue	35,651	17,291
Revenue recognized during the year	(28,958)	(10,247)
Ending Balance	$18,325	$11,632

	December 31, 2025	December 31, 2024
Current deferred revenue	$8,408	$6,643
Non-current deferred revenue	9,917	4,989
Ending balance	$18,325	$11,632